CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) $ in Thousands	Aug. 31, 2023 USD ($)
Disclosure of contingent liabilities [line items]
Capital commitments	$ 811
Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	161
1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	413
4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	237
More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Lease Obligations [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	553
Lease Obligations [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	118
Lease Obligations [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	284
Lease Obligations [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	151
Lease Obligations [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	0
Environmental Bonds [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	258
Environmental Bonds [Member] | Less than 1 Year [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	43
Environmental Bonds [Member] | 1 to 3 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	129
Environmental Bonds [Member] | 4 to 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	86
Environmental Bonds [Member] | More than 5 Years [Member]
Disclosure of contingent liabilities [line items]
Capital commitments	$ 0